GOODWILL (Details) - The Group [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
GOODWILL (Details) [Line Items]
Goodwill	£ 474	£ 474	[1]	£ 180
Cards [member]
GOODWILL (Details) [Line Items]
Goodwill	£ 302	£ 302
Percentage of entity goodwill	64.00%	64.00%
Motor Finance [member]
GOODWILL (Details) [Line Items]
Goodwill	£ 170	£ 170
Percentage of entity goodwill	36.00%	36.00%

[1]	See note 50.